TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus, as supplemented

Class I2 Shares

* * *

Transamerica Water Island Arbitrage Strategy

The "Fees and Expenses" section of the Prospectus relating to Transamerica Water Island Arbitrage Strategy is deleted in its entirety and replaced with the following:

Fees and Expenses:  This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. There are no sales charges (load) or other transaction fees.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[a]

Management fees		1.03%
Distribution and service (12b-1) fees		None
Other expenses		0.53%
Dividend and interest expense on short securities[b]	0.38%
Other expenses	0.15%
Total annual fund operating expenses		1.56%
a	Annual fund operating expenses have been restated to reflect expenses the fund expects to incur during its current fiscal year.
b	Income earned on an investment security that is sold short by the fund is required to pay an amount equal to the income earned to the party from whom the fund borrowed the investment security and to record the payment as an expense.

The "Example" in the Prospectus relating to Transamerica Water Island Arbitrage Strategy is deleted in its entirety and replaced with the following:

Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years
$159	$493

* * *

Investors Should Retain this Supplement for Future Reference

October 28, 2011